Lease Revenue	12 Months Ended
Dec. 31, 2016
Lease Revenue [Abstract]
Lease Revenue

24. Lease revenue

Our current operating lease agreements expire up to and over the next 15 years. The contracted minimum future lease payments receivable from lessees for flight equipment on non-cancelable operating leases as of December 31, 2016 were as follows:

Contracted minimum future lease payments receivable
2017	$3,985,709
2018	3,422,297
2019	2,849,348
2020	2,319,871
2021	1,941,373
Thereafter	6,563,776
$21,082,374